Operating Leases (Details)	6 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2025	Jan. 01, 2018 m²
Operating Leases [Abstract]
Office and warehouse square meters (in Square Meters) | m²				3,627
Lease agreement period				10 years
Over lease agreement period	10 years
Operating lease expenses (in Dollars) | $	$ 34,776	$ 34,739
Discount rate, percentage	5.40%		5.40%
Remaining lease term			3 years 3 months